N-2	12 Months Ended
Oct. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001793882
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation. In pursuing its investment objectives, the Fund seeks to achieve favorable after-tax
returns for its shareholders by seeking to minimize the U.S. federal income tax consequences on income generated by the Fund. There can be no assurance that the Fund will achieve its investment objectives. Unless otherwise indicated below, the Fund’s investment objectives and investment policies are considered non-fundamental
and may be changed by the Fund’s Board of Trustees without shareholder approval. However, the Fund’s investment objectives and its policy of investing at least 80% of its Managed Assets (defined below) in preferred and other income securities may only be changed upon 60 days’ prior written notice to the Fund’s shareholders.
Investment Strategies
The Fund pursues its investment objectives primarily by investing in issues of preferred and other income securities the investment manager believes to be undervalued relative to credit quality and other investment characteristics. In making this determination, the investment manager evaluates the fundamental characteristics of an issuer, including, among other characteristics, an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the investment manager considers not only fundamental analysis but also an issuer’s corporate and capital structure and the placement of the preferred or income securities within that structure. The investment manager may rely primarily on its own analysis of the credit quality and risks associated with individual securities considered for the Fund, rather than relying exclusively on nationally recognized statistical rating organizations (NRSROs) or third-party research. This aspect of the investment manager’s capabilities will be particularly important to the extent that the Fund invests in below investment grade or unrated securities and in securities of
non-U.S.
issuers. In evaluating relative value, the investment manager also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. The Fund will not seek to achieve specific ESG outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the investment manager will incorporate consideration of relevant ESG factors into its investment decision-making. For example, although the investment manager does not generally exclude investments based on ESG factors alone, when considering an investment opportunity with material exposure to carbon emissions regulation, this risk may be considered as one factor in the investment manager’s holistic review process.
Under normal market conditions, the Fund invests at least 80% of its Managed Assets in a portfolio of preferred and other income securities issued by U.S. and
non-U.S.
companies, which may be either exchange-traded or available
over-the-counter
(OTC). Such securities may include traditional preferred

securities; hybrid-preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating-rate and fixed-to-floating-rate
preferred securities; fixed-and floating-rate corporate debt securities; convertible securities; contingent capital securities (CoCos); and securities of other closed-end,
open-end
or exchange-traded funds (ETFs) that invest primarily in preferred and/or debt securities. These securities may be across a wide range of sectors, industries and countries. To the extent the Fund invests in securities of other closed-end,
open-end,
or ETFs, the Fund will consider the investments of these funds, to the extent known by the Fund, in determining compliance with this policy. The Fund may also invest in restricted securities, including securities that are issued in private placements, securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the Securities Act) (referred to as Rule 144A Securities) and securities of U.S. and
non-U.S.
issuers that are issued without registration with the Securities and Exchange Commission (the SEC) pursuant to Regulation S under the Securities Act. In addition to purchasing securities in the secondary market, the Fund may seek investment opportunities in new issues and follow-on or secondary offerings of preferred and debt securities. “Managed Assets” are the Fund’s net assets, plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of preferred shares issued by the Fund, if any, and the proceeds of any reverse repurchase agreements entered into by the Fund (Reverse Repurchase Agreements).
The Fund will invest 25% or more of its total assets in the financials sector, which is comprised of the banking, diversified financials, real estate (including real estate investment trusts (REITs)) and insurance industries. From time to time, the Fund may have 25% or more of its total assets invested in any one or more of these industries that make up the financials sector. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The investment manager retains broad discretion to allocate the Fund’s investments across various sectors and industries. The Fund may invest without limit in securities of
non-U.S.
companies, which may be
non-U.S.
dollar denominated, including up to 15% of Managed Assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. Many foreign companies issue both foreign currency and U.S. dollar-denominated preferred and debt securities. Those securities that are traded in the United States have characteristics that are similar to traditional and hybrid preferred securities. The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). The investment manager may hedge some or all of the Fund’s foreign currency exposure.
The Fund may invest in preferred and debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Although not required to do so, the Fund will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of
BBB-,
which the Fund considers to be investment grade. Although a company’s senior debt rating may be
BBB-,
an underlying security issued by such company in which the Fund invests may have a lower rating than
BBB-.
If the Fund cannot access a company’s average senior debt rating, the Fund may look to the rating of the underlying security issued by such company. The determination of whether a security is deemed investment grade or below investment grade will be determined at the time of investment. A security will be considered to be investment grade if it is rated as such by one NRSRO (for example minimum Baa3 or BBB-by Moody’s or S&P, respectively) or, if unrated, is judged to be investment grade by the investment manager. Below investment grade securities are also known as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. The Fund may invest a significant portion of its assets in below investment grade securities or securities that are unrated but judged, at the time of investment, to be below investment grade by the investment manager.
The Fund may invest in both OTC and exchange-traded preferred securities. There are two basic types of preferred securities, traditional preferred securities and hybrid-preferred securities. Traditional preferred securities are perpetual and equity-like in nature. They may be issued by an entity taxable as a corporation and pay fixed or floating rate dividends. “Preference” means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation or bankruptcy. However, these claims are subordinated to more senior creditors, including senior debt holders. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. Preferred securities share many investment characteristics with both common stock and bonds; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks of investing in both equity funds and bond funds. Hybrid-preferred securities are debt instruments that have characteristics similar to those of traditional preferred securities. Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Hybrid preferred holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities but subordinate to those of senior debt holders. Certain subordinated debt and senior debt issues that have preferred characteristics are also considered to be part of the broader preferred securities market.
Debt securities in which the Fund may invest include fixed- and floating-rate corporate debt securities issued by U.S. and non-U.S. corporations, including U.S. dollar denominated debt obligations issued or guaranteed by U.S. corporations, U.S. dollar-denominated obligations of foreign issuers and debt obligations denominated in foreign currencies. Such debt obligations may include, among others, bonds, notes, debentures and variable rate demand notes, with the primary difference being their maturities and secured or unsecured status. Such corporate debt securities are fixed or floating-rate securities issued by businesses to finance their operations. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity.
The Fund may invest without limit in CoCos. CoCos are debt or preferred securities with loss absorption characteristics that provide for an automatic write-down of the principal amount or value of securities or the mandatory conversion into common shares of the issuer under certain circumstances. A mandatory conversion might be automatically triggered, for instance, if a company fails to meet the capital minimum described in the security, the company’s regulator makes a determination that the security should convert, or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor (worsening the Fund’s standing in a bankruptcy). In addition, some CoCos provide for an automatic write-down of capital under such circumstances.
The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of
non-U.S.
companies. The Fund’s primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund’s investments. To the extent any derivatives would be deemed to be illiquid, they will be included in the Fund’s maximum limitation of 25% of net assets invested in illiquid securities.
The Fund may also invest up to 20% of its Managed Assets in common stocks, up to 20% of its Managed Assets in government securities (not including mortgage- or asset-backed securities issued or guaranteed by the U.S. Government or one of its sponsored entities), up to 20% of its Managed Assets in municipal securities, up to 25% of its Managed Assets in illiquid securities and up to 15% of its Managed Assets in securities denominated in the currencies of emerging market countries; however, under normal circumstances the Fund will not invest more than 10% of its Managed Assets in mortgage-backed, mortgage-related and other asset-backed securities (including mortgage- or asset-backed securities issued or guaranteed by the U.S. Government or one of its sponsored entities).
The Fund may invest in Rule 144A Securities. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. The Fund may invest in the securities of U.S. and non-U.S. issuers that are issued through non-U.S. offerings without registration with the SEC pursuant to Regulation S under the Securities Act. Offerings of Regulation S securities may be conducted outside of the United States. Because Regulation S securities are subject to legal or contractual restrictions on resale, certain Regulation S securities may be considered illiquid.
The Fund may enter into short sales, provided the dollar amount of short sales at any time would not exceed 25% of the Managed Assets of the Fund. The Fund must designate collateral consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as short sales against the box), the above requirements are not applicable.
The Fund may invest in securities of other investment companies, including open-end funds, closed-end funds or ETFs, that invest primarily in preferred and/or debt securities, to the extent permitted under Section 12(d)(1) of the 1940 Act, and the rules promulgated thereunder, or any exemption granted to the Fund under the 1940 Act. The Fund also may invest in other funds either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of an offering of its common shares, or during periods when there is a shortage of attractive opportunities in the market.
On an overall basis, the Fund seeks to implement an investment strategy designed to minimize the U.S. federal income tax consequences on income generated by the Fund. The Fund seeks to accomplish this primarily by (i) investing in dividend-paying securities that are eligible to pay dividends that qualify for U.S. federal income taxation at rates applicable to long-term capital gain
(tax-advantaged
dividends), and complying with the holding period and other requirements for such favorable tax treatment; and (ii) offsetting any ordinary income with Fund expenses and realized short-term capital gain against realized short-term capital loss and net realized long-term capital loss.
The Fund may invest up to 25% of its Managed Assets in investments that may be illiquid (
i.e.
, securities that may be difficult to sell at a desirable time or price). The investment manager will be responsible for the day-to-day
determination of the illiquidity of any security held by the Fund. The Investment Manager will consider factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; the amount of time normally needed to dispose of the security; and the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (
e.g.
, certain repurchase obligations and demand instruments) and (iii) other permissible relevant factors.
Temporary Defensive Positions
. For temporary defensive purposes or to keep cash on hand fully invested, and following the offering of Fund shares pending investment in securities that meet the Fund’s investment objectives, the Fund may invest up to 100% of its total assets in cash, cash equivalents, government securities and short-term fixed-income securities. When and to the extent the Fund assumes a temporary defensive position, the Fund may not pursue or achieve its investment objectives.

Risk Factors [Table Text Block]
Principal Risks of the Fund
The Fund is a diversified,
closed-end
management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives.
Risk of Market Price Discount from Net Asset Value.
Shares of
closed-end
investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and econo
m
i
c
conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV, or at below or above the initial public offering price.
Investment Risk
. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk
. Your investment in the Fund represents an indirect investment in the preferred securities, debt securities and other investments owned by the Fund. The value of these securities, l ik
e other investments, may move up or down, sometimes rapidly and unpredictably. The Fund may utilize leverage, which magnifies this risk. Your shares at any point in time may be worth less than what y ou
invested, even after taking into account the reinvestment of Fund dividends and distributions. See “Leverage Risk” below.
Limited Term and Tender Offer Risks
. Unless the limited term provision of the Fund’s Amended and Restated Declaration of Trust (the Declaration of Trust) is amended by shareholders in
accordance
with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date (subject to possible extension). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund as its investment objective is not to return its original NAV on the Dissolution Date or in an Eligible Tender Offer. The Fund’s investment objectives and policies are not designed to seek to return to investors their initial investment on the Dissolution Date or in an Eligible Tender Offer, and such investors and investors that purchase shares after the completion of this offering may receive more or less than their original investment upon dissolution or in an Eligible Tender Offer.
Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Dissolution Date approaches, and losses due to portfolio liquidation may be significant. Beginning one year before the Dissolution Date (the Wind-Down Period), the Fund may begin liquidating all or a portion of the Fund’s portfolio, and the Fund may deviate from its investment strategy and may not achieve its investment objective. As a result, during the Wind-Down Period, the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that common shareholders will receive cash in any liquidating distribution from the Fund regardless of their participation in the Fund’s automatic dividend reinvestment plan. However, if on the Dissolution Date the Fund owns securities for which no market exists or securities that are trading at depressed prices, such securities may be placed in a liquidating trust. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the common shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses.
Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objective. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Dissolution Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objective and adversely impact the Fund’s performance and distributions to common shareholders, which may in turn adversely impact the market value of the common shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to common shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Dissolution Date, which may exacerbate the foregoing risks and considerations. A common shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Dissolution Date.

If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to common shareholders. In addition, the Fund’s purchase of tendered common shares pursuant to a tender offer will have tax consequences for tendering common shareholders and may have tax consequences for non-tendering
common shareholders.
The purchase of common shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
common shareholders. All common shareholders remaining after a tender offer may be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered common shares. Such reduction in the Fund’s total assets may result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s total assets may also cause common shares to become thinly traded or otherwise negatively impact secondary trading of common shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Fund’s common shares to trade at a wider discount to NAV than it otherwise would. Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase common shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the common shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered common shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible
Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will dissolve on the Dissolution Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered common shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board of Trustees may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval. Thereafter, the Fund will have a perpetual term. The investment manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated because the investment manager would continue to receive management fees on the remaining assets of the Fund while it remains in existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining common shareholders may only be able to sell their Shares at a discount to NAV.
Preferred Securities Risk
. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in a portfolio of preferred and other income securities. There are various risk
s
associated with investing in preferred securities, including those described below.

•
Deferral and Omission Risk
. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.

•
Credit and Subordination Risk
. Credit risk is the risk that a preferred security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•
Interest Rate Risk
. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of government monetary policy initiatives and resulting market reaction to those initiatives. Preferred securities without maturities or with longer periods before maturity may be more sensitive to interest rate changes.

•
Prepayment and Extension Risk
. Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a preferred security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.

•
Floating-Rate and
Fixed-to-Floating-Rate
Securities Risk
. The market value of floating-rate securities is a reflection of discounted expected cash flows based on expectations for future interest rate resets. The market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed-to-floating-rate
securities in which the Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating-rate and fixed-to-floating-rate
securities will decline due to lower coupon payments on floating-rate securities.

•
Call, Reinvestment and Income Risk
. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market rates that are below the portfolio’s current earnings rate.

•
Liquidity Risk
. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•
Limited Voting Rights Risk
. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board of directors. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•
Special Redemption Rights
. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may have a negative impact on the return of the security held by the Fund. See “Call, Reinvestment and Income Risk” above and “Regulatory Risk” below.

•
New Types of Securities
. From time to time, preferred securities, including hybrid-preferred securities and contingent capital securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the investment manager believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Debt Securities Risk.
Debt securities generally present two primary types of risk—credit risk, which refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due, and interest rate risk, which is the risk that debt securities will decline in value because of changes in market interest rates. Debt securities also are subject to other similar risks as preferred securities, including call risk, extension risk and liquidity risk.

Risk of Concentration in the Financials Sector
. Because the Fund invests 25% or more of its total assets in the financials sector (and may invest a substantial portion of its assets in the financial sector, including in one or more industries in the financial sector), it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration, regulation and competition. In many countries, companies in the financials sector are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial companies has resulted in increased competition and reduced profitability for certain companies. The profitability of many types of financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.
Below Investment Grade and Unrated Securities Risk.
The Fund may invest a significant portion of its assets in below investment grade securities or securities that are unrated but judged to be below investment grade by the investment manager. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high yield” securities or “junk” securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Ratings assigned by an NRSRO are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. NRSROs may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.
In addition, the Fund may invest a significant portion of its assets in unrated securities (securities which are not rated by an NRSRO) if the investment manager determines that purchase of the securities is consistent with the Fund’s investment objectives and policies. Unrated securities may be less liquid than comparable rated securities and involve the risk that the investment manager may not accurately evaluate the security’s comparative credit rating. If a security is unrated, the investment manager will assign a rating using its own analysis of issuer quality.
Contingent Capital Securities Risk
. CoCos, sometimes referred to as contingent convertible securities, are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic write-down (
i.e
., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances, such as an adverse event, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common shares not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (
e.g
., such as a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common shares received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common shares would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. See below “Below Investment Grade and Unrated Securities Risk” below.
Foreign
(Non-U.S.)
and Emerging Market Securities Risk.
Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
The Fund may hold foreign securities of developed market issuers and emerging market issuers. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates
o
f inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.
Foreign Currency and Currency Hedging Risk
. Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest and dividend payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to shareholders. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
The Fund may (but is not required to) engage in investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call option on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially. While these practices will be entered into to seek to manage these risks, these practices may not prove to be successful or may have the effect of limiting the gains from favorable market movements.
Foreign currency forward contracts, foreign currency futures contracts, OTC options on foreign currencies and foreign currency swaps are subject to the risk of default by the counterparty and can be illiquid. These currency hedging transactions, as well as the futures contracts and exchange-listed options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. Whether or not the Fund engages in currency hedging transactions, the Fund may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of currency hedging transactions may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.
The Fund’s transactions in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.
Convertible Securities Risk
. Although to a lesser extent than with nonconvertible fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in
common stock of the same issuer.

Derivatives Risk
. Derivatives transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited.
The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives transactions. The Fund could experience losses if it were unable to liquidate a derivative position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.
Successful use of derivatives transactions also is subject to the ability of the investment manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used (and a loss on a derivatives transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

The Fund may enter into swap, cap or other transactions to attempt to protect itself from increasing interest or dividend expenses resulting from increasing short-term interest rates on any leverage it incurs or increasing interest rates on securities held in its portfolio. A decline in interest rates may result in a decline in the value of the transaction, which may result in a decline in the NAV of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the NAV of the Fund. Depending on the state of interest rates in general, the use of interest rate hedging transactions could enhance or harm the overall performance of the Fund.
In the event the Fund enters into forward currency contracts for hedging purposes, the Fund will be subject to currency exchange rates risk. Currency exchange rates may fluctuate significantly over short periods of time and also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund’s success in these transactions will depend principally on the ability of the investment manager to predict accurately future foreign currency exchange rates. Additional risks associated with derivatives trading include counterparty risk, liquidity risk and tracking/correlation risk.
The Fund’s investments in forward currency contracts and interest rate swaps would subject the Fund to risks specific to derivatives transactions, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use derivative instruments depends on the ability of the investment manager to predict pertinent market movements, which cannot be assured. Thus, the use of derivative instruments for hedging, currency or interest rate management, or other purposes may result in losses greater than if they had not been used.
Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.
The Fund will be subject to credit risk with respect to the counterparties to certain derivatives transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated OTC transactions. Each party to an OTC derivative bears the risk that the counterparty will default.
If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives transactions is generally lower than for uncleared OTC derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no
assurance that the clearing house, or its members, will satisfy their obligations to the Fund.
Rule 144A Securities Risk
. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if
there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell th
e
Rule 144A Securities at a desirable time or price.
Regulation S Securities Risk
. Regulation S securities are offered through
non-U.S.
offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.
Other Investment Companies Risk
. To the extent the Fund invests a portion of its assets in investment companies, including open-end
funds,
closed-end
funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end
funds also generally include the risks associated with the Fund’s structure as a closed-end
investment company, including market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.
In addition, investments in
closed-end
funds may be subject to dilution risk, which is the risk that strategies employed by a closed-end
fund, such as rights offerings, may, under certain circumstances, have the effect of reducing its share price and the Fund’s proportionate interest. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.
The SEC has adopted Rule
12d1-4
permitting fund of fund arrangements subject to various conditions, and rescinding the present rule and certain exemptive relief previously granted. Rule
12d1-4
may adversely affect the Fund’s ability to invest in other investment companies and could also significantly affect the Fund’s ability to redeem its investments in other investment companies, making such investments less attractive. The effects of rule and other regulatory changes are not known as of the date of this report, but they could cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.
Common Stock Risk
. The Fund may invest in common stocks. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.
Government Securities Risk
. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to Fund shares. In addition, a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices of such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. Government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.
Municipal Securities Risk
. Municipal securities are debt obligations issued by states or by political subdivisions or authorities of states. Municipal securities are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer’s power to levy taxes. Municipal securities are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer’s financial condition worsens or when the rating on a bond is decreased. Many municipal securities may be called or redeemed prior to their stated maturity. Lower-quality revenue bonds and other credit-sensitive municipal securities carry higher risks of default than general obligation bonds. In addition, the amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, local and business developments, and public perception, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.
The cost associated with combating the outbreak of
COVID-19
and its negative impact on tax revenues has adversely affected the financial condition of state and local governments. In the past, a number of municipal issuers have defaulted on obligations, were downgraded or commenced insolvency proceedings during economic or market turmoil or a recession. The effects of this outbreak could affect the ability of state and local governments to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the Fun
d
.
Restricted and Illiquid Securities Risk
. The Fund may invest in investments that may be illiquid (
i.e.
, securities that may be difficult to sell at a desirable time or price). Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Restricted securities and illiquid securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the OTC markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks.
Leverage Risk
. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. The use of leverage also results in the investment management fees payable to the investment manager being higher than if the Fund did not use leverage and can increase operating costs, which may reduce total return. In some market conditions, the Fund may not be able to employ leverage to the extent or at the cost desired. This could prevent the Fund from executing its portfolio strategies or could otherwise depress shareholder returns. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.
Additional Risk Considerations
Tax Risk.
No assurance can be given as to what percentage of the distributions paid on the common shares of the Fund, if any, will consist of tax-advantaged
qualified dividend income or
long-term
capital gain or what the tax rates on various types of income will be in future years. The maximum long-term capital gain tax rate applicable to qualified dividend income is currently 20%, 15%, or 0% for individuals depending on the amount of their taxable income for the year. An additional 3.8% Medicare tax will also apply in the case of some individuals. In addition, it may be difficult to obtain information regarding whether distributions by
non-U.S.
entities in which the Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend-paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s common shares. Holding periods may be affected by certain of the Fund’s transactions in options and other derivatives. There can be no guarantee that U.S. federal tax laws will not change in the future.
Active Management Risk
. As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the investment manager’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.
Portfolio Turnover Risk
. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund’s investment objectives. There are no limits on portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment manager, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund that, when distributed to shareholders, would be taxable to such shareholders as ordinary income.
Anti-Takeover Provisions
. Certain provisions of the Fund’s Declaration of Trust and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. The provisions may have the effect of depriving you of an opportunity to sell your shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end
investment company.
Geopolitical Risk:
Geopolitical events, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union (such as Brexit) and related geopolitical events, have led and may in the future lead to market volatility and long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issu
ers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts.
Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the global economy may be significantly disrupted or otherwise adversely impacted by the rapid advanced development of AI Technologies and by efforts to regulate or control its use and advancement. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.
Real Estate Risk.
To the extent that the Fund invests in real estate related investments, including REITs or real-estate linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Cyber Security Risk.
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment manager) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service.
Successful cyber-attacks against, or security breakdowns of, the Fund, the investment manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Furthermore, as a result of breaches in cyber security or other operational and technology disruptions or failures, an exchange or market may close or issue trading halts on specific securities or an entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. While the Fund has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Each of the Fund and the investment manager may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.
Regulatory Risk:
Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general.
New rules and rule amendments proposed by the SEC could restrict the Fund’s ability to engage in transactions, and/or increase overall expenses of the Fund. For example, proposed rule amendments to improve cybersecurity risk management may increase administrative costs and operational burdens in the near or long term. In May 2024, the standard settlement cycle for numerous types of U.S. securities, including Fund shares and many of the securities the Fund invests in, moved to from two business days after the transaction date (T+2) to the next business day after the transaction date (T+1). This reduced settlement cycle may result in additional risks and costs to the Fund, including increased operational risks associated with the resolution of trade breaks and exceptions. These risks will be heightened in light of certain Fund investments (such as certain non-U.S. securities) that have longer settlement cycles than is expected of Fund shares.
Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.
The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.
Mortgage- and Asset-Backed Securities Risk.
The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.
Asset-backed securities involve certain risks in addition to those presented by mortgage-related securities: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower’s ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If these obligations are sold to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There is a possibility that recoveries on repossessed collatera
l m
ay not, in some cases, be able to support payments on these securities.

Effects of Leverage [Text Block]
Use of Leverage
The Fund currently seeks to enhance the level of its distributions and total return through the use of leverage. The Fund may utilize leverage in an amount up to 33 1/3% (measured immediately after such borrowings) of its managed assets through borrowings, including loans from certain financial institutions and/or the issuance of debt securities (collectively, Borrowings). Under the 1940 Act, the Fund may utilize leverage through (i) Borrowings in an aggregate amount of up to 33 1/3% of the Fund’s total assets immediately after such Borrowings and (ii) the issuance of preferred stock (Preferred Shares) in an aggregate amount of up to 50% of the Fund’s total assets immediately after such issuance. In addition, the Fund may utilize leverage through reverse repurchase agreements (Reverse Repurchase Agreements), in an aggregate amount up to 50% of the Fund’s total assets. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions. The Fund may borrow in both U.S. and foreign (non-U.S.) currencies, and may use derivatives and other transactions to manage any interest rate risk or currency exposure associated with its use of leverage. Borrowing in non-U.S. currencies will expose the Fund to foreign currency risk. See “Foreign Currency and Currency Hedging Risk” below.
The Fund may also engage in various derivatives transactions to seek to generate return, facilitate portfolio management and mitigate risks. Certain derivatives transactions effect a form of economic leverage on the Fund’s portfolio and may be subject to the risks associated with the use of leverage. There is no assurance that the Fund will utilize leverage or, if leverage is utilized, that it will be successful. The net asset value of the Fund’s common shares may be reduced by the issuance or incurrence costs of any leverage. See “Leverage Risk.”
Effects of Leverage.
Assuming that leverage in the form of Borrowings represents 34% of the Fund’s Managed Assets at an annual interest rate of 5.6%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 1.91% in order to cover such interest payments or payment rates and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio) of
-10%,
-5%,
0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table assumes leverage in an aggregate amount equal to 34% of the Fund’s Managed Assets. See “Leverage Risk” below.

Assumed Portfolio Total Return	-10%	-5%	0%	5%	10%
Common Share Total Return	-18%	-10.5%	-2.9%	4.7%	12.3%
Common share total return is comprised of two elements – the net investment income of the Fund after paying expenses, including interest expenses on the Fund’s Borrowings as described above and dividend payments on any preferred shares issued by the Fund and gain and losses on the value of the securities the Fund owns. As required by the rules of the SEC, the table assumes the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investments is entirely offset by losses
in the value of those securities.

Annual Interest Rate [Percent]	5.60%
Annual Coverage Return Rate [Percent]	1.91%
Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return	-10%	-5%	0%	5%	10%
Common Share Total Return	-18%	-10.5%	-2.9%	4.7%	12.3%

Return at Minus Ten [Percent]	(18.00%)
Return at Minus Five [Percent]	(10.50%)
Return at Zero [Percent]	(2.90%)
Return at Plus Five [Percent]	4.70%
Return at Plus Ten [Percent]	12.30%
Effects of Leverage, Purpose [Text Block]	Assuming that leverage in the form of Borrowings represents 34% of the Fund’s Managed Assets at an annual interest rate of 5.6%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 1.91% in order to cover such interest payments or payment rates and other expenses specifically related to leverage. Of course, these numbers are merely estimates, used for illustration. Actual interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.
Risk of Market Price Discount from Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Market Price Discount from Net Asset Value.
Shares of
closed-end
investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and econo
m
i
c
conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV, or at below or above the initial public offering price.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Risk . An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.
Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk
. Your investment in the Fund represents an indirect investment in the preferred securities, debt securities and other investments owned by the Fund. The value of these securities, l ik
e other investments, may move up or down, sometimes rapidly and unpredictably. The Fund may utilize leverage, which magnifies this risk. Your shares at any point in time may be worth less than what y ou
invested, even after taking into account the reinvestment of Fund dividends and distributions. See “Leverage Risk” below.

Limited Term and Tender Offer Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Term and Tender Offer Risks
. Unless the limited term provision of the Fund’s Amended and Restated Declaration of Trust (the Declaration of Trust) is amended by shareholders in
accordance
with the Declaration of Trust, or unless the Fund completes an Eligible Tender Offer and converts to perpetual existence, the Fund will terminate on or about the Dissolution Date (subject to possible extension). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. In addition, the Fund is not a “target term” fund as its investment objective is not to return its original NAV on the Dissolution Date or in an Eligible Tender Offer. The Fund’s investment objectives and policies are not designed to seek to return to investors their initial investment on the Dissolution Date or in an Eligible Tender Offer, and such investors and investors that purchase shares after the completion of this offering may receive more or less than their original investment upon dissolution or in an Eligible Tender Offer.
Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have large exposures to illiquid securities as the Dissolution Date approaches, and losses due to portfolio liquidation may be significant. Beginning one year before the Dissolution Date (the Wind-Down Period), the Fund may begin liquidating all or a portion of the Fund’s portfolio, and the Fund may deviate from its investment strategy and may not achieve its investment objective. As a result, during the Wind-Down Period, the Fund’s distributions may decrease, and such distributions may include a return of capital. It is expected that common shareholders will receive cash in any liquidating distribution from the Fund regardless of their participation in the Fund’s automatic dividend reinvestment plan. However, if on the Dissolution Date the Fund owns securities for which no market exists or securities that are trading at depressed prices, such securities may be placed in a liquidating trust. The Fund cannot predict the amount, if any, of securities that will be required to be placed in a liquidating trust. The Fund may receive proceeds from the disposition of portfolio investments that are less than the valuations of such investments by the Fund and, in particular, losses from the disposition of illiquid securities may be significant. The disposition of portfolio investments by the Fund could also cause market prices of such instruments, and hence the NAV and market price of the common shares, to decline. In addition, disposition of portfolio investments will cause the Fund to incur increased brokerage and related transaction expenses.
Moreover, in conducting such portfolio transactions, the Fund may need to deviate from its investment policies and may not achieve its investment objective. The Fund’s portfolio composition may change as its portfolio holdings mature or are called or sold in anticipation of an Eligible Tender Offer or the Dissolution Date. During such period(s), it is possible that the Fund will hold a greater percentage of its total assets in shorter term and lower yielding securities and cash and cash equivalents than it would otherwise, which may impede the Fund’s ability to achieve its investment objective and adversely impact the Fund’s performance and distributions to common shareholders, which may in turn adversely impact the market value of the common shares. In addition, the Fund may be required to reduce its leverage, which could also adversely impact its performance. The additional cash or cash equivalents held by the Fund could be obtained through reducing the Fund’s distributions to common shareholders and/or holding cash in lieu of reinvesting, which could limit the ability of the Fund to participate in new investment opportunities. The Fund does not limit its investments to securities having a maturity date prior to or around the Dissolution Date, which may exacerbate the foregoing risks and considerations. A common shareholder may be subject to the foregoing risks over an extended period of time, particularly if the Fund conducts an Eligible Tender Offer and is also subsequently terminated by or around the Dissolution Date.

If the Fund conducts an Eligible Tender Offer, the Fund anticipates that funds to pay the aggregate purchase price of shares accepted for purchase pursuant to the tender offer will be first derived from any cash on hand and then from the proceeds from the sale of portfolio investments held by the Fund. In addition, the Fund may be required to dispose of portfolio investments in connection with any reduction in the Fund’s outstanding leverage necessary in order to maintain the Fund’s desired leverage ratios following a tender offer. The risks related to the disposition of securities in connection with the Fund’s dissolution also would be present in connection with the disposition of securities in connection with an Eligible Tender Offer. It is likely that during the pendency of a tender offer, and possibly for a time thereafter, the Fund will hold a greater than normal percentage of its total assets in cash and cash equivalents, which may impede the Fund’s ability to achieve its investment objective and decrease returns to shareholders. The tax effect of any such dispositions of portfolio investments will depend on the difference between the price at which the investments are sold and the tax basis of the Fund in the investments. Any capital gains recognized on such dispositions, as reduced by any capital losses the Fund realizes in the year of such dispositions and by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to such year, and such distributions will generally be taxable to common shareholders. If the Fund’s tax basis for the investments sold is less than the sale proceeds, the Fund will recognize capital gains, which the Fund will be required to distribute to common shareholders. In addition, the Fund’s purchase of tendered common shares pursuant to a tender offer will have tax consequences for tendering common shareholders and may have tax consequences for non-tendering
common shareholders.
The purchase of common shares by the Fund pursuant to a tender offer will have the effect of increasing the proportionate interest in the Fund of non-tendering
common shareholders. All common shareholders remaining after a tender offer may be subject to proportionately higher expenses due to the reduction in the Fund’s total assets resulting from payment for the tendered common shares. Such reduction in the Fund’s total assets may result in less investment flexibility, reduced diversification and greater volatility for the Fund, and may have an adverse effect on the Fund’s investment performance. Such reduction in the Fund’s total assets may also cause common shares to become thinly traded or otherwise negatively impact secondary trading of common shares. A reduction in net assets, and the corresponding increase in the Fund’s expense ratio, could result in lower returns and put the Fund at a disadvantage relative to its peers and potentially cause the Fund’s common shares to trade at a wider discount to NAV than it otherwise would. Furthermore, the portfolio of the Fund following an Eligible Tender Offer could be significantly different and, therefore, common shareholders retaining an investment in the Fund could be subject to greater risk. For example, the Fund may be required to sell its more liquid, higher quality portfolio investments to purchase common shares that are tendered in an Eligible Tender Offer, which would leave a less liquid, lower quality portfolio for remaining shareholders. The prospects of an Eligible Tender Offer may attract arbitrageurs who would purchase the common shares prior to the tender offer for the sole purpose of tendering those shares which could have the effect of exacerbating the risks described herein for shareholders retaining an investment in the Fund following an Eligible Tender Offer.
The Fund is not required to conduct an Eligible Tender Offer. If the Fund conducts an Eligible Tender Offer, there can be no assurance that the number of tendered common shares would not result in the Fund having aggregate net assets below the Dissolution Threshold, in which case the Eligible
Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer and the Fund will dissolve on the Dissolution Date (subject to possible extensions). Following the completion of an Eligible Tender Offer in which the number of tendered common shares would result in the Fund having aggregate net assets greater than or equal to the Dissolution Threshold, the Board of Trustees may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval. Thereafter, the Fund will have a perpetual term. The investment manager may have a conflict of interest in recommending to the Board that the Dissolution Date be eliminated because the investment manager would continue to receive management fees on the remaining assets of the Fund while it remains in existence. The Fund is not required to conduct additional tender offers following an Eligible Tender Offer and conversion to perpetual existence. Therefore, remaining common shareholders may not have another opportunity to participate in a tender offer. Shares of closed-end
management investment companies frequently trade at a discount from their NAV, and as a result remaining common shareholders may only be able to sell their Shares at a discount to NAV.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Securities Risk
. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in a portfolio of preferred and other income securities. There are various risk
s
associated with investing in preferred securities, including those described below.

•
Deferral and Omission Risk
. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.

•
Credit and Subordination Risk
. Credit risk is the risk that a preferred security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•
Interest Rate Risk
. Interest rate risk is the risk that preferred securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of government monetary policy initiatives and resulting market reaction to those initiatives. Preferred securities without maturities or with longer periods before maturity may be more sensitive to interest rate changes.

•
Prepayment and Extension Risk
. Prepayment risk is the risk that changes in interest rates, credit spreads or other factors will result in the call (repayment) of a preferred security more quickly than expected, such that the Fund may have to invest the proceeds in lower yielding securities, or that expectations of such early call will negatively impact the market price of the security. Extension risk is the risk that changes in the interest rates or credit spreads may result in diminishing call expectations, which can cause prices to fall.

•
Floating-Rate and
Fixed-to-Floating-Rate
Securities Risk
. The market value of floating-rate securities is a reflection of discounted expected cash flows based on expectations for future interest rate resets. The market value of such securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the reset. This risk may also be present with respect to fixed-to-floating-rate
securities in which the Fund may invest. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating-rate and fixed-to-floating-rate
securities will decline due to lower coupon payments on floating-rate securities.

•
Call, Reinvestment and Income Risk
. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled which is generally known as call risk. Recent regulatory changes may increase call risk with respect to certain types of preferred securities. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem preferred securities if the issuer can refinance the preferred securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer, or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales at market rates that are below the portfolio’s current earnings rate.

•
Liquidity Risk
. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

•
Limited Voting Rights Risk
. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board of directors. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security holders generally have no voting rights.

•
Special Redemption Rights
. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may have a negative impact on the return of the security held by the Fund. See “Call, Reinvestment and Income Risk” above and “Regulatory Risk” below.

•
New Types of Securities
. From time to time, preferred securities, including hybrid-preferred securities and contingent capital securities, have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the investment manager believes that doing so would be consistent with the Fund’s investment objectives and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity, these instruments may present other risks, such as high price volatility.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk.
Debt securities generally present two primary types of risk—credit risk, which refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due, and interest rate risk, which is the risk that debt securities will decline in value because of changes in market interest rates. Debt securities also are subject to other similar risks as preferred securities, including call risk, extension risk and liquidity risk.

Risk of Concentration in the Financials Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Concentration in the Financials Sector
. Because the Fund invests 25% or more of its total assets in the financials sector (and may invest a substantial portion of its assets in the financial sector, including in one or more industries in the financial sector), it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration, regulation and competition. In many countries, companies in the financials sector are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial companies has resulted in increased competition and reduced profitability for certain companies. The profitability of many types of financial companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, the Fund’s investments in these companies may lose significant value during such periods.

Below Investment Grade and Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade and Unrated Securities Risk.
The Fund may invest a significant portion of its assets in below investment grade securities or securities that are unrated but judged to be below investment grade by the investment manager. Lower-rated securities, or equivalent unrated securities, which are commonly known as “high yield” securities or “junk” securities generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. Ratings assigned by an NRSRO are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. NRSROs may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates.
In addition, the Fund may invest a significant portion of its assets in unrated securities (securities which are not rated by an NRSRO) if the investment manager determines that purchase of the securities is consistent with the Fund’s investment objectives and policies. Unrated securities may be less liquid than comparable rated securities and involve the risk that the investment manager may not accurately evaluate the security’s comparative credit rating. If a security is unrated, the investment manager will assign a rating using its own analysis of issuer quality.

Contingent Capital Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Contingent Capital Securities Risk
. CoCos, sometimes referred to as contingent convertible securities, are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example, an automatic write-down of principal or a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. CoCos may be subject to an automatic write-down (
i.e
., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. If a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances, such as an adverse event, the Fund could experience a reduced income rate, potentially to zero, as a result of the issuer’s common shares not paying a dividend. In addition, a conversion event would likely be the result of or related to the deterioration of the issuer’s financial condition (
e.g
., such as a decrease in the issuer’s capital ratio) and status as a going concern, so the market price of the issuer’s common shares received by the Fund may have declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s NAV. Further, the issuer’s common shares would be subordinate to the issuer’s other security classes and therefore worsen the Fund’s standing in a bankruptcy proceeding. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund intends to continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment grade securities. See below “Below Investment Grade and Unrated Securities Risk” below.

Foreign (NonU.S.) and Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign
(Non-U.S.)
and Emerging Market Securities Risk.
Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding or other taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
The Fund may hold foreign securities of developed market issuers and emerging market issuers. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation, trade sanctions or embargoes or the imposition of restrictions on foreign investment, the lack of hedging instruments, and repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Many emerging market countries have experienced substantial, and in some periods extremely high, rates
o
f inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Foreign Currency and Currency Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency and Currency Hedging Risk
. Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest and dividend payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These fluctuations may have a significant adverse impact on the value of the Fund’s portfolio and/or the level of Fund distributions made to shareholders. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
The Fund may (but is not required to) engage in investments that are designed to hedge the Fund’s foreign currency risks, including foreign currency forward contracts, foreign currency futures contracts, put and call option on foreign currencies and foreign currency swaps. Such transactions may reduce returns or increase volatility, perhaps substantially. While these practices will be entered into to seek to manage these risks, these practices may not prove to be successful or may have the effect of limiting the gains from favorable market movements.
Foreign currency forward contracts, foreign currency futures contracts, OTC options on foreign currencies and foreign currency swaps are subject to the risk of default by the counterparty and can be illiquid. These currency hedging transactions, as well as the futures contracts and exchange-listed options in which the Fund may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency or other reference asset. As such, a small investment could have a potentially large impact on the Fund’s performance. Whether or not the Fund engages in currency hedging transactions, the Fund may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Use of currency hedging transactions may cause the Fund to experience losses greater than if the Fund had not engaged in such transactions.
The Fund’s transactions in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk
. Although to a lesser extent than with nonconvertible fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in
common stock of the same issuer.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. Derivatives transactions can be highly volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction and illiquidity of the derivative instruments. Derivatives transactions may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance, effecting a form of investment leverage on the Fund’s portfolio. In certain types of derivatives transactions the Fund could lose the entire amount of its investment; in other types of derivatives transactions the potential loss is theoretically unlimited.
The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives transactions. The Fund could experience losses if it were unable to liquidate a derivative position because of an illiquid secondary market. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized
derivatives transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market)
margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.
Successful use of derivatives transactions also is subject to the ability of the investment manager to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the derivatives. Derivatives transactions entered into to seek to manage the risks of the Fund’s portfolio of securities may have the effect of limiting gains from otherwise favorable market movements. The use of derivatives transactions may result in losses greater than if they had not been used (and a loss on a derivatives transaction position may be larger than the gain in a portfolio position being hedged), may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. Amounts paid by the Fund as premiums and cash or other assets held as collateral with respect to derivatives transactions may not otherwise be available to the Fund for investment purposes. The use of currency transactions can result in the Fund incurring losses as a result of the imposition of exchange controls, political developments, government intervention or failure to intervene, suspension of settlements or the inability of the Fund to deliver or receive a specified currency.

The Fund may enter into swap, cap or other transactions to attempt to protect itself from increasing interest or dividend expenses resulting from increasing short-term interest rates on any leverage it incurs or increasing interest rates on securities held in its portfolio. A decline in interest rates may result in a decline in the value of the transaction, which may result in a decline in the NAV of the Fund. A sudden and dramatic decline in interest rates may result in a significant decline in the NAV of the Fund. Depending on the state of interest rates in general, the use of interest rate hedging transactions could enhance or harm the overall performance of the Fund.
In the event the Fund enters into forward currency contracts for hedging purposes, the Fund will be subject to currency exchange rates risk. Currency exchange rates may fluctuate significantly over short periods of time and also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund’s success in these transactions will depend principally on the ability of the investment manager to predict accurately future foreign currency exchange rates. Additional risks associated with derivatives trading include counterparty risk, liquidity risk and tracking/correlation risk.
The Fund’s investments in forward currency contracts and interest rate swaps would subject the Fund to risks specific to derivatives transactions, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use derivative instruments depends on the ability of the investment manager to predict pertinent market movements, which cannot be assured. Thus, the use of derivative instruments for hedging, currency or interest rate management, or other purposes may result in losses greater than if they had not been used.
Structured notes and other related instruments carry risks similar to those of more traditional derivatives such as futures, forward and option contracts. However, structured instruments may entail a greater degree of market risk and volatility than other types of debt obligations.
The Fund will be subject to credit risk with respect to the counterparties to certain derivatives transactions entered into by the Fund. Derivatives may be purchased on established exchanges or through privately negotiated OTC transactions. Each party to an OTC derivative bears the risk that the counterparty will default.
If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives transactions is generally lower than for uncleared OTC derivatives transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no
assurance that the clearing house, or its members, will satisfy their obligations to the Fund.

Rule 144A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A Securities Risk
. Rule 144A Securities are considered restricted securities because they are not registered for sale to the general public and may only be resold to certain qualified institutional buyers. Institutional markets for Rule 144A Securities that exist or may develop may provide both readily ascertainable values for such securities and the ability to promptly sell such securities. However, if
there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund, the Fund will be subject to liquidity risk and thus may not be able to sell th
e
Rule 144A Securities at a desirable time or price.

Regulation S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulation S Securities Risk
. Regulation S securities are offered through
non-U.S.
offerings without registration with the SEC pursuant to Regulation S of the Securities Act. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. Because Regulation S securities are generally less liquid than registered securities, the Fund may take longer to liquidate these positions than publicly traded securities or may not be able to sell them at the price desired. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded or otherwise offered in the United States. Accordingly, Regulation S securities may involve a high degree of business and financial risk and may result in losses to the Fund.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Other Investment Companies Risk
. To the extent the Fund invests a portion of its assets in investment companies, including open-end
funds,
closed-end
funds, ETFs and other types of pooled investment funds, those assets will be subject to the risks of the purchased investment companies’ portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the Fund’s expenses, but also indirectly the expenses of the purchased investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end
funds also generally include the risks associated with the Fund’s structure as a closed-end
investment company, including market risk, leverage risk, risk of market price discount from NAV, risk of anti-takeover provisions and non-diversification.
In addition, investments in
closed-end
funds may be subject to dilution risk, which is the risk that strategies employed by a closed-end
fund, such as rights offerings, may, under certain circumstances, have the effect of reducing its share price and the Fund’s proportionate interest. In addition, restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.
The SEC has adopted Rule
12d1-4
permitting fund of fund arrangements subject to various conditions, and rescinding the present rule and certain exemptive relief previously granted. Rule
12d1-4
may adversely affect the Fund’s ability to invest in other investment companies and could also significantly affect the Fund’s ability to redeem its investments in other investment companies, making such investments less attractive. The effects of rule and other regulatory changes are not known as of the date of this report, but they could cause the Fund to incur losses, realize taxable gains distributable to shareholders, incur greater or unexpected expenses or experience other adverse consequences.

Common Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Common Stock Risk
. The Fund may invest in common stocks. Common stocks are subject to special risks. Although common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks also have experienced significantly more volatility in returns. Common stocks may be more susceptible to adverse changes in market value due to issuer specific events or general movements in the equities markets. A drop in the stock market may depress the price of common stocks held by the Fund. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events affecting issuers. For example, an adverse event, such as an unfavorable earnings report, may depress the value of common stock in which the Fund has invested; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks held by the Fund. Also, common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. The common stocks in which the Fund will invest are typically subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets, and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers. In addition, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Securities Risk
. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. Government or its agencies or instrumentalities of a security held by the Fund does not apply to the market value of such security or to Fund shares. In addition, a security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices of such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. Government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Municipal Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risk
. Municipal securities are debt obligations issued by states or by political subdivisions or authorities of states. Municipal securities are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer’s power to levy taxes. Municipal securities are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer’s financial condition worsens or when the rating on a bond is decreased. Many municipal securities may be called or redeemed prior to their stated maturity. Lower-quality revenue bonds and other credit-sensitive municipal securities carry higher risks of default than general obligation bonds. In addition, the amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, local and business developments, and public perception, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.
The cost associated with combating the outbreak of
COVID-19
and its negative impact on tax revenues has adversely affected the financial condition of state and local governments. In the past, a number of municipal issuers have defaulted on obligations, were downgraded or commenced insolvency proceedings during economic or market turmoil or a recession. The effects of this outbreak could affect the ability of state and local governments to make payments on debt obligations when due and could adversely impact the value of their bonds, which could negatively impact the performance of the Fun
d
.

Restricted and Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restricted and Illiquid Securities Risk
. The Fund may invest in investments that may be illiquid (
i.e.
, securities that may be difficult to sell at a desirable time or price). Illiquid securities are securities that are not readily marketable and may include some restricted securities, which are securities that may not be resold to the public without an effective registration statement under the Securities Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Illiquid investments involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books. Restricted securities and illiquid securities are often more difficult to value and the sale of such securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of liquid securities trading on national securities exchanges or in the OTC markets. Contractual restrictions on the resale of securities result from negotiations between the issuer and purchaser of such securities and therefore vary substantially in length and scope. To dispose of a restricted security that the Fund has a contractual right to sell, the Fund may first be required to cause the security to be registered. A considerable period may elapse between a decision to sell the securities and the time when the Fund would be permitted to sell, during which time the Fund would bear market risks.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk
. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. The use of leverage also results in the investment management fees payable to the investment manager being higher than if the Fund did not use leverage and can increase operating costs, which may reduce total return. In some market conditions, the Fund may not be able to employ leverage to the extent or at the cost desired. This could prevent the Fund from executing its portfolio strategies or could otherwise depress shareholder returns. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
No assurance can be given as to what percentage of the distributions paid on the common shares of the Fund, if any, will consist of tax-advantaged
qualified dividend income or
long-term
capital gain or what the tax rates on various types of income will be in future years. The maximum long-term capital gain tax rate applicable to qualified dividend income is currently 20%, 15%, or 0% for individuals depending on the amount of their taxable income for the year. An additional 3.8% Medicare tax will also apply in the case of some individuals. In addition, it may be difficult to obtain information regarding whether distributions by
non-U.S.
entities in which the Fund invests should be regarded as qualified dividend income. Furthermore, to receive qualified dividend income treatment, the Fund must meet holding period and other requirements with respect to the dividend-paying securities in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s common shares. Holding periods may be affected by certain of the Fund’s transactions in options and other derivatives. There can be no guarantee that U.S. federal tax laws will not change in the future.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk
. As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the investment manager’s investment techniques could fail to achieve the Fund’s investment objectives or negatively affect the Fund’s investment performance.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk
. The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund’s investment objectives. There are no limits on portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the investment manager, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund that, when distributed to shareholders, would be taxable to such shareholders as ordinary income.

AntiTakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions
. Certain provisions of the Fund’s Declaration of Trust and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. The provisions may have the effect of depriving you of an opportunity to sell your shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end
investment company.

Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geopolitical Risk:
Geopolitical events, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union (such as Brexit) and related geopolitical events, have led and may in the future lead to market volatility and long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issu
ers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
Russia’s military invasion of Ukraine has significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts.
Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the global economy may be significantly disrupted or otherwise adversely impacted by the rapid advanced development of AI Technologies and by efforts to regulate or control its use and advancement. The legal and regulatory frameworks within which AI Technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Real Estate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Risk.
To the extent that the Fund invests in real estate related investments, including REITs or real-estate linked derivative instruments, it will be subject to the risks associated with owning real estate and with the real estate industry generally. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk.
With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment manager) may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service.
Successful cyber-attacks against, or security breakdowns of, the Fund, the investment manager, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Furthermore, as a result of breaches in cyber security or other operational and technology disruptions or failures, an exchange or market may close or issue trading halts on specific securities or an entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or unable to accurately price its investments. While the Fund has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.
Each of the Fund and the investment manager may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk:
Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general.
New rules and rule amendments proposed by the SEC could restrict the Fund’s ability to engage in transactions, and/or increase overall expenses of the Fund. For example, proposed rule amendments to improve cybersecurity risk management may increase administrative costs and operational burdens in the near or long term. In May 2024, the standard settlement cycle for numerous types of U.S. securities, including Fund shares and many of the securities the Fund invests in, moved to from two business days after the transaction date (T+2) to the next business day after the transaction date (T+1). This reduced settlement cycle may result in additional risks and costs to the Fund, including increased operational risks associated with the resolution of trade breaks and exceptions. These risks will be heightened in light of certain Fund investments (such as certain non-U.S. securities) that have longer settlement cycles than is expected of Fund shares.
Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets and municipal securities markets, may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.
The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Mortgage and AssetBacked Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage- and Asset-Backed Securities Risk.
The risks associated with mortgage-related securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-related securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risk, which can lead to significant fluctuations in value of the mortgage-related security; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral.
Asset-backed securities involve certain risks in addition to those presented by mortgage-related securities: (1) primarily, these securities do not have the benefit of the same security interest in the underlying collateral as mortgage-related securities and are more dependent on the borrower’s ability to pay; (2) credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due; and (3) most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If these obligations are sold to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. There is a possibility that recoveries on repossessed collatera
l m
ay not, in some cases, be able to support payments on these securities.